Note 8 - Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]	Note 8. Other Liabilities Other liabilities consist of the following:
	March 31, 2017	December 31, 2016

Deferred rent	$594,699	$641,799
Deferred taxes	420,438	420,438
Total	$1,015,137	$1,062,237

Note
8
-
Other Long-Term Liabilities

Other long-term liabilities consist of the following:	As of December 31,
	2016	2015
Deferred rent	$641,799	$1,227,414
Deferred taxes	420,438	363,774
Total	$1,062,237	$1,591,188